Long-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long-term Investments
Long-term investments	$ 65,515	$ 64,332
Investments in limited partnerships
Long-term Investments
Long-term investments	38,868	38,710
Hubei Venture Fund
Long-term Investments
Long-term investments	14,150	14,294
Chongqing Venture Fund
Long-term Investments
Long-term investments	12,306	12,426
Suzhou Qingshan
Long-term Investments
Long-term investments	8,117	7,300
Suzhou Mingzhi
Long-term Investments
Long-term investments	3,393	3,036
Suzhou Venture Fund
Long-term Investments
Long-term investments	902	1,654
Investments in corporations
Long-term Investments
Long-term investments	26,647	25,622
Sentient AB
Long-term Investments
Long-term investments	19,136	19,224
Bebest Shanghai
Long-term Investments
Long-term investments	2,845	2,782
Jingzhou Jinyu
Long-term Investments
Long-term investments	2,048	974
Shanghai IAT
Long-term Investments
Long-term investments	1,279	1,316
Henglong Tianyu
Long-term Investments
Long-term investments	581	689
Jiangsu Intelligent
Long-term Investments
Long-term investments	$ 758	$ 637